10. DERIVATIVE LIABILITY - WARRANTS (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
December 31, 2013 Fair Value of Warrant Liability	$ 303,662
Fair Value of Warrants Issued in the three months ended March 31, 2014	37,212
Realized (Gain)/ Loss on change in fair value of Warrant Liabilities	(15,264)	0	(1,341)	0
March 31, 2014 Fair Value of Warrant Liability	325,610		303,662
Investor Warrants
December 31, 2013 Fair Value of Warrant Liability	294,298
Fair Value of Warrants Issued in the three months ended March 31, 2014	35,358
Realized (Gain)/ Loss on change in fair value of Warrant Liabilities	(14,874)
March 31, 2014 Fair Value of Warrant Liability	314,782
Broker Warrants
December 31, 2013 Fair Value of Warrant Liability	9,364
Fair Value of Warrants Issued in the three months ended March 31, 2014	1,854
Realized (Gain)/ Loss on change in fair value of Warrant Liabilities	(390)
March 31, 2014 Fair Value of Warrant Liability	$ 10,828